UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
1/31/15 (Unaudited)

COMMON STOCKS (94.2%)(a)
	Shares	Value

Aerospace and defense (7.1%)

Alliant Techsystems, Inc.	28,700	$3,739,897

General Dynamics Corp.	19,600	2,610,916

Honeywell International, Inc.	72,300	7,068,048

L-3 Communications Holdings, Inc.	65,700	8,088,983

Northrop Grumman Corp.	48,700	7,643,465

		29,151,309
Airlines (0.7%)

American Airlines Group, Inc.	55,400	2,719,032

		2,719,032
Banks (4.6%)

City National Corp.	22,300	1,933,187

Fifth Third Bancorp	100,400	1,736,920

First Republic Bank	128,200	6,527,944

Old National Bancorp	122,800	1,646,748

PacWest Bancorp	99,200	4,241,296

Regions Financial Corp.	351,200	3,055,440

		19,141,535
Beverages (3.2%)

Coca-Cola Enterprises, Inc.	310,000	13,051,000

		13,051,000
Capital markets (3.9%)

Ameriprise Financial, Inc.	41,162	5,142,780

Charles Schwab Corp. (The)	137,300	3,567,054

E*Trade Financial Corp.(NON)	139,300	3,210,865

KKR & Co. LP	168,400	4,043,284

		15,963,983
Chemicals (2.0%)

Axalta Coating Systems, Ltd.(NON)	152,700	3,919,809

Quaker Chemical Corp.	15,900	1,254,828

Sherwin-Williams Co. (The)	11,900	3,228,113

		8,402,750
Commercial services and supplies (1.6%)

Tyco International PLC	157,220	6,416,148

		6,416,148
Containers and packaging (6.5%)

Crown Holdings, Inc.(NON)	43,100	1,909,761

MeadWestvaco Corp.	23,300	1,171,524

Packaging Corp. of America	57,300	4,346,205

Sealed Air Corp.	167,500	6,783,750

Silgan Holdings, Inc.	244,542	12,571,904

		26,783,144
Electric utilities (2.2%)

Edison International	69,700	4,750,055

Entergy Corp.	50,900	4,454,259

		9,204,314
Electrical equipment (1.8%)

AMETEK, Inc.	155,275	7,437,673

		7,437,673
Electronic equipment, instruments, and components (0.8%)

Anixter International, Inc.(NON)	23,490	1,770,206

SYNNEX Corp.	19,200	1,424,448

		3,194,654
Food products (1.1%)

Kellogg Co.	38,200	2,505,156

Pinnacle Foods, Inc.	54,896	1,974,609

		4,479,765
Health-care equipment and supplies (8.1%)

Alere, Inc.(NON)	171,775	6,989,525

Becton Dickinson and Co.	32,100	4,432,368

Boston Scientific Corp.(NON)	384,300	5,691,483

Medtronic PLC	92,900	6,633,060

Merit Medical Systems, Inc.(NON)	307,223	4,709,729

OraSure Technologies, Inc.(NON)	175,800	1,615,602

Zimmer Holdings, Inc.	29,600	3,318,160

		33,389,927
Health-care providers and services (1.3%)

Mednax, Inc.(NON)	77,200	5,241,108

		5,241,108
Hotels, restaurants, and leisure (0.3%)

Penn National Gaming, Inc.(NON)	82,100	1,229,037

		1,229,037
Household durables (4.9%)

Garmin, Ltd.	23,700	1,240,932

Harman International Industries, Inc.	53,400	6,922,242

Jarden Corp.(NON)	151,500	7,275,030

Whirlpool Corp.	24,100	4,797,828

		20,236,032
Independent power and renewable electricity producers (0.7%)

NRG Energy, Inc.	119,000	2,934,540

		2,934,540
Insurance (5.0%)

American International Group, Inc.	170,200	8,317,674

Genworth Financial, Inc. Class A(NON)	216,400	1,510,472

Hartford Financial Services Group, Inc. (The)	144,234	5,610,703

Prudential PLC (United Kingdom)	106,145	2,581,937

XL Group PLC	70,850	2,443,617

		20,464,403
IT Services (2.1%)

Computer Sciences Corp.	76,800	4,660,224

Fidelity National Information Services, Inc.	65,100	4,064,193

		8,724,417
Leisure products (0.7%)

Brunswick Corp.	16,700	906,476

LeapFrog Enterprises, Inc.(NON)	182,287	433,843

Mattel, Inc.	59,900	1,611,310

		2,951,629
Machinery (3.8%)

Oshkosh Corp.	32,200	1,379,770

Pall Corp.	38,900	3,763,964

Snap-On, Inc.	57,300	7,604,283

Wabtec Corp.	33,328	2,781,222

		15,529,239
Media (1.4%)

Live Nation Entertainment, Inc.(NON)	76,000	1,806,520

Regal Entertainment Group Class A	200,200	4,236,232

		6,042,752
Multi-utilities (2.0%)

Ameren Corp.	92,300	4,179,344

PG&E Corp.	66,200	3,893,222

		8,072,566
Oil, gas, and consumable fuels (3.0%)

EOG Resources, Inc.	55,600	4,950,068

EP Energy Corp. Class A(NON)(S)	238,600	2,469,510

Gulfport Energy Corp.(NON)	35,700	1,374,093

QEP Resources, Inc.	104,500	2,112,990

Scorpio Tankers, Inc.	191,400	1,506,318

		12,412,979
Personal products (2.4%)

Coty, Inc. Class A(NON)	389,400	7,406,388

Estee Lauder Cos., Inc. (The) Class A	42,200	2,978,898

		10,385,286
Pharmaceuticals (7.7%)

Actavis PLC(NON)	54,800	14,606,392

Endo International PLC(NON)	66,000	5,254,260

Impax Laboratories, Inc.(NON)	94,600	3,468,982

Jazz Pharmaceuticals PLC(NON)	19,000	3,217,460

Mylan, Inc.(NON)	42,000	2,232,300

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	52,200	2,968,092

		31,747,486
Real estate investment trusts (REITs) (4.2%)

American Campus Communities, Inc.	34,000	1,494,640

American Capital Agency Corp.	104,000	2,241,200

Boston Properties, Inc.	26,900	3,733,720

Equity Lifestyle Properties, Inc.	27,400	1,499,602

LaSalle Hotel Properties	30,200	1,221,892

NorthStar Realty Finance Corp.	376,500	7,119,615

		17,310,669
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	78,716	2,619,668

		2,619,668
Road and rail (1.6%)

Genesee & Wyoming, Inc. Class A(NON)	40,600	3,347,470

Union Pacific Corp.	29,500	3,457,695

		6,805,165
Semiconductors and semiconductor equipment (1.6%)

Maxim Integrated Products, Inc.	42,400	1,403,016

Micron Technology, Inc.(NON)	184,500	5,399,393

		6,802,409
Software (0.3%)

Symantec Corp.	50,800	1,258,316

		1,258,316
Specialty retail (4.9%)

Best Buy Co., Inc.	179,900	6,332,480

Gap, Inc. (The)	49,600	2,043,024

GNC Holdings, Inc. Class A	20,300	900,102

Michaels Cos., Inc. (The)(NON)	118,353	3,053,507

TJX Cos., Inc. (The)	118,600	7,820,484

		20,149,597
Technology hardware, storage, and peripherals (1.2%)

Hewlett-Packard Co.	45,900	1,658,367

NetApp, Inc.	54,503	2,060,213

QLogic Corp.(NON)	103,700	1,385,432

		5,104,012
Textiles, apparel, and luxury goods (0.7%)

Hanesbrands, Inc.	26,500	2,951,570

		2,951,570
Trading companies and distributors (0.2%)

DXP Enterprises, Inc.(NON)	16,500	676,830

		676,830

Total common stocks (cost $311,890,913)		$388,984,944

SHORT-TERM INVESTMENTS (6.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	840,450	$840,450

Putnam Short Term Investment Fund 0.10%(AFF)	24,839,591	24,839,591

Total short-term investments (cost $25,680,041)		$25,680,041

TOTAL INVESTMENTS

Total investments (cost $337,570,954)(b)		$414,664,985

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through January 1, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $412,834,610.
(b)	The aggregate identified cost on a tax basis is $337,387,868, resulting in gross unrealized appreciation and depreciation of $86,035,751 and $8,758,634, respectively, or net unrealized appreciation of $77,277,117.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$12,326,395	$116,588,840	$104,075,644	$8,849	$24,839,591
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $840,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $892,170.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	18.3%
	Health care	17.0
	Industrials	16.6
	Consumer Discretionary	13.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$53,560,617	$—	$—
Consumer staples	27,916,051	—	—
Energy	12,412,979	—	—
Financials	72,918,321	2,581,937	—
Health care	70,378,521	—	—
Industrials	68,735,396	—	—
Information technology	25,083,808	—	—
Materials	35,185,894	—	—
Utilities	20,211,420	—	—
Total common stocks	386,403,007	2,581,937	—
Short-term investments	$24,839,591	$840,450	$—

Totals by level	$411,242,598	$3,422,387	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015